CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Installment Loans, fair value	¥ 215,774	¥ 151,601
Investment in securities, measured at fair value	25,568	19,353
Amortized Cost	2,514,538	2,276,425
Allowance for Credit Losses	(172)	(153)
Other assets, measured at fair value	5,702	5,214
Policy liabilities and Policy Account Balances	¥ 170,177	¥ 198,905